Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.3%
Boeing Co. (A)	17,237	$ 3,720,262
Howmet Aerospace, Inc.	150,003	29,435,089
RTX Corp.	129,213	21,621,211
Textron, Inc.	78,743	6,652,996
TransDigm Group, Inc.	10,460	13,786,489
		75,216,047
Air Freight & Logistics - 0.2%
FedEx Corp.	32,806	7,735,983
Automobile Components - 0.1%
Aptiv PLC (A)	28,022	2,416,057
Automobiles - 2.1%
Tesla, Inc. (A)	149,309	66,400,699
Banks - 3.6%
Bank of America Corp.	806,799	41,622,760
Citigroup, Inc.	106,480	10,807,720
Fifth Third Bancorp	280,975	12,517,436
Truist Financial Corp.	121,577	5,558,501
U.S. Bancorp	220,577	10,660,486
Wells Fargo & Co.	404,806	33,930,839
		115,097,742
Beverages - 1.5%
Coca-Cola Co.	205,300	13,615,496
Keurig Dr. Pepper, Inc.	481,239	12,276,407
PepsiCo, Inc.	161,372	22,663,084
		48,554,987
Biotechnology - 1.9%
AbbVie, Inc.	168,854	39,096,455
Neurocrine Biosciences, Inc. (A)	17,464	2,451,596
Regeneron Pharmaceuticals, Inc.	18,358	10,322,153
Vertex Pharmaceuticals, Inc. (A)	24,934	9,765,152
		61,635,356
Broadline Retail - 4.0%
Amazon.com, Inc. (A)	595,262	130,701,677
Building Products - 1.4%
Carrier Global Corp.	229,909	13,725,567
Masco Corp.	97,560	6,867,248
Trane Technologies PLC	59,157	24,961,888
		45,554,703
Capital Markets - 2.0%
Ameriprise Financial, Inc.	19,897	9,774,401
Charles Schwab Corp.	310,637	29,656,514
CME Group, Inc.	53,941	14,574,319
Raymond James Financial, Inc.	27,449	4,737,697
State Street Corp.	59,246	6,873,129
		65,616,060
Chemicals - 1.4%
Ecolab, Inc.	34,283	9,388,742
Linde PLC	48,428	23,003,300
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	63,357	$ 6,659,454
Sherwin-Williams Co.	13,330	4,615,646
		43,667,142
Communications Equipment - 0.4%
Arista Networks, Inc. (A)	68,815	10,027,034
Motorola Solutions, Inc.	9,445	4,319,104
		14,346,138
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	8,822	5,560,330
Vulcan Materials Co.	23,563	7,248,450
		12,808,780
Consumer Finance - 0.8%
American Express Co.	35,332	11,735,877
Capital One Financial Corp.	66,346	14,103,833
		25,839,710
Consumer Staples Distribution & Retail - 0.9%
Walmart, Inc.	294,104	30,310,358
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	502,123	14,179,954
Electric Utilities - 1.8%
Entergy Corp.	24,246	2,259,485
NextEra Energy, Inc.	322,660	24,357,603
NRG Energy, Inc.	11,237	1,819,832
PG&E Corp.	200,388	3,021,851
Southern Co.	275,749	26,132,733
		57,591,504
Electrical Equipment - 1.0%
Eaton Corp. PLC	35,652	13,342,761
Emerson Electric Co.	60,365	7,918,681
GE Vernova, Inc.	15,405	9,472,534
		30,733,976
Energy Equipment & Services - 0.3%
Baker Hughes Co.	184,506	8,989,132
Entertainment - 1.5%
Netflix, Inc. (A)	22,925	27,485,241
Walt Disney Co.	150,699	17,255,036
Warner Music Group Corp., Class A	88,722	3,021,871
		47,762,148
Financial Services - 5.7%
Apollo Global Management, Inc.	80,171	10,684,389
Berkshire Hathaway, Inc., Class B (A)	91,506	46,003,727
Corpay, Inc. (A)	40,064	11,540,836
Fidelity National Information Services, Inc.	181,012	11,935,931
Klarna Group PLC (A)	8,263	302,839
Mastercard, Inc., Class A	91,336	51,952,830
Toast, Inc., Class A (A)	107,089	3,909,819
Visa, Inc., Class A	132,412	45,202,809
WEX, Inc. (A)	7,864	1,238,816
		182,771,996
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.6%
Mondelez International, Inc., Class A	304,089	$ 18,996,440
Ground Transportation - 0.2%
Union Pacific Corp.	31,448	7,433,364
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (A)	92,832	9,063,188
Edwards Lifesciences Corp. (A)	175,828	13,674,144
Medtronic PLC	231,072	22,007,297
Stryker Corp.	59,859	22,128,077
Zimmer Biomet Holdings, Inc.	11,306	1,113,641
		67,986,347
Health Care Providers & Services - 1.6%
Cigna Group	41,595	11,989,759
HCA Healthcare, Inc.	9,206	3,923,597
Humana, Inc.	33,687	8,764,347
McKesson Corp.	7,489	5,785,552
UnitedHealth Group, Inc.	63,616	21,966,605
		52,429,860
Health Care REITs - 0.8%
Ventas, Inc.	206,355	14,442,786
Welltower, Inc.	58,475	10,416,737
		24,859,523
Hotels, Restaurants & Leisure - 3.3%
Booking Holdings, Inc.	1,709	9,227,353
Carnival Corp. (A)	330,038	9,541,399
Chipotle Mexican Grill, Inc. (A)	352,328	13,807,734
DoorDash, Inc., Class A (A)	19,366	5,267,358
Expedia Group, Inc.	38,468	8,222,535
Hilton Worldwide Holdings, Inc.	62,464	16,205,660
McDonald's Corp.	89,006	27,048,033
Yum! Brands, Inc.	107,828	16,389,856
		105,709,928
Household Durables - 0.1%
Lennar Corp., Class A	28,101	3,541,850
Household Products - 0.1%
Church & Dwight Co., Inc.	47,615	4,172,502
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	21,254	4,164,084
Industrial Conglomerates - 0.8%
3M Co.	158,140	24,540,165
Industrial REITs - 0.3%
Prologis, Inc.	75,112	8,601,826
Insurance - 1.7%
Aon PLC, Class A	27,242	9,713,953
Arch Capital Group Ltd.	40,603	3,683,910
Arthur J Gallagher & Co.	79,554	24,641,056
Chubb Ltd.	14,517	4,097,423
Progressive Corp.	48,782	12,046,715
		54,183,057
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A	332,837	$ 80,912,675
Alphabet, Inc., Class C	213,393	51,971,865
Meta Platforms, Inc., Class A	141,964	104,255,522
		237,140,062
IT Services - 0.4%
Cognizant Technology Solutions Corp., Class A	200,176	13,425,804
Life Sciences Tools & Services - 0.6%
Danaher Corp.	99,071	19,641,816
Machinery - 1.2%
Deere & Co.	35,692	16,320,524
Ingersoll Rand, Inc.	62,564	5,169,038
Otis Worldwide Corp.	109,922	10,050,168
PACCAR, Inc.	61,345	6,031,440
		37,571,170
Media - 0.8%
Charter Communications, Inc., Class A (A)	26,372	7,255,069
Comcast Corp., Class A	446,904	14,041,724
Omnicom Group, Inc.	47,709	3,889,715
		25,186,508
Metals & Mining - 0.1%
Nucor Corp.	13,148	1,780,634
Multi-Utilities - 0.4%
Ameren Corp.	46,761	4,880,913
Sempra	104,067	9,363,949
		14,244,862
Oil, Gas & Consumable Fuels - 2.6%
ConocoPhillips	123,029	11,637,313
Diamondback Energy, Inc.	43,935	6,287,099
EOG Resources, Inc.	156,962	17,598,579
EQT Corp.	34,016	1,851,491
Exxon Mobil Corp.	412,236	46,479,609
		83,854,091
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	79,387	4,505,212
United Airlines Holdings, Inc. (A)	17,376	1,676,784
		6,181,996
Personal Care Products - 0.1%
Kenvue, Inc.	168,697	2,737,952
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	338,167	15,251,332
Eli Lilly & Co.	37,040	28,261,520
Johnson & Johnson	185,934	34,475,882
Merck & Co., Inc.	50,224	4,215,300
		82,204,034
Professional Services - 0.4%
Leidos Holdings, Inc.	68,802	13,000,826
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	71,851	$ 4,361,356
Semiconductors & Semiconductor Equipment - 14.2%
Analog Devices, Inc.	96,349	23,672,949
Broadcom, Inc.	257,220	84,859,450
Lam Research Corp.	183,226	24,533,962
Micron Technology, Inc.	113,119	18,927,071
NVIDIA Corp.	1,447,315	270,040,033
NXP Semiconductors NV	81,030	18,452,962
Texas Instruments, Inc.	101,558	18,659,251
		459,145,678
Software - 11.5%
AppLovin Corp., Class A (A)	6,353	4,564,885
Cadence Design Systems, Inc. (A)	27,649	9,711,988
Crowdstrike Holdings, Inc., Class A (A)	6,841	3,354,690
Intuit, Inc.	21,860	14,928,413
Microsoft Corp.	455,470	235,910,686
Oracle Corp.	137,248	38,599,627
Palantir Technologies, Inc., Class A (A)	93,638	17,081,444
Salesforce, Inc.	84,353	19,991,661
ServiceNow, Inc. (A)	31,066	28,589,418
		372,732,812
Specialized REITs - 0.6%
Equinix, Inc.	13,204	10,341,901
SBA Communications Corp.	46,723	9,033,892
		19,375,793
Specialty Retail - 1.8%
AutoZone, Inc. (A)	817	3,505,126
Burlington Stores, Inc. (A)	34,917	8,886,377
Lowe's Cos., Inc.	121,312	30,486,919
Ross Stores, Inc.	108,083	16,470,768
		59,349,190
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	845,713	$ 215,343,901
Seagate Technology Holdings PLC	88,718	20,942,771
Western Digital Corp.	52,220	6,269,533
		242,556,205
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	65,420	4,561,737
Tobacco - 0.6%
Altria Group, Inc.	95,659	6,319,233
Philip Morris International, Inc.	87,789	14,239,376
		20,558,609
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	5,451	5,203,852
Total Common Stocks (Cost $2,210,588,296)		3,189,364,082

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.65% (B), dated 09/30/2025, to be repurchased at $26,951,422 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $27,489,278.	$ 26,950,187	26,950,187
Total Repurchase Agreement (Cost $26,950,187)		26,950,187
Total Investments (Cost $2,237,538,483)		3,216,314,269
Net Other Assets (Liabilities) - 0.6%		19,264,293
Net Assets - 100.0%		$ 3,235,578,562
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	140	12/19/2025	$46,942,176	$47,171,250	$229,074	$—
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,189,364,082	$—	$—	$3,189,364,082
Repurchase Agreement	—	26,950,187	—	26,950,187
Total Investments	$3,189,364,082	$26,950,187	$—	$3,216,314,269
Other Financial Instruments
Futures Contracts (D)	$229,074	$—	$—	$229,074
Total Other Financial Instruments	$229,074	$—	$—	$229,074
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Enhanced Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust